******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09761
Reporting Period: 07/01/2012 - 06/30/2013
Direxion Insurance Trust



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09761


Direxion Insurance Trust
(Exact name of registrant as specified in charter)


1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY  10019
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 E. Michigan Avenue
Milwaukee, WI  53202
(Name and address of agent for service)


Registrant's telephone number, including area code:  646-572-3390


Date of fiscal year end: December 31

Date of reporting period: July 1, 2012  June 30, 2013


Item 1. Proxy Voting Record.


======================= Direxion Dynamic VP HY Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Direxion Insurance Trust


By (Signature and Title)   /s/ Eric W. Falkeis
                               Eric W. Falkeis,
                               Principal Executive Officer, President


Date  August 19, 2013